Income Taxes - Income Tax Rate Reconciliation (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal statutory rate			21.00%		21.00%	34.00%	34.00%
State and local income taxes, net of federal benefits					26.50%	3.90%	3.40%
Permanent items					101.10%	3.80%	(0.10%)
Change in valuation allowance					0.00%	(0.10%)	(57.50%)
Rate change					(1.00%)	1.00%	0.00%
Other					1.20%	3.00%	1.40%
Effective tax rate	(4.60%)	13.20%	43.00%	15.80%	148.80%	45.60%	(18.80%)